Other (Expense)/Income -Narrative (Details) $ in Thousands			1 Months Ended	12 Months Ended
	Feb. 18, 2021 USD ($)	Feb. 03, 2021 USD ($) tranche shares	Feb. 28, 2021 USD ($) tranche shares	Dec. 31, 2021 USD ($) tranche shares	Dec. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)
Debt Instrument [Line Items]
Number of tranches | tranche		2	2	3
Issuance costs for derivative liabilities and debt carried at fair value				$ 6,238	$ 108
Issued as incentive shares and as incentive warrants, in connection with the Rights Offering
Debt Instrument [Line Items]
Loss on conversion of debt		$ (3,200)
Bridge Notes
Debt Instrument [Line Items]
Conversion of bridge notes and accrued interest into common stock				$ 77,097
Debt issuance costs, net		$ 47,600				$ 100
Debt issuance costs, shares issued | shares		8,500,000
Debt issuance costs, value of shares issued		$ 43,900
Issuance costs for derivative liabilities and debt carried at fair value		3,700
Bridge Notes | Issued in connection with the initial tranche of Bridge Notes
Debt Instrument [Line Items]
Loss on conversion of debt		$ (84,300)
Bridge Notes | Loss on issuance of Bridge Notes tranche two
Debt Instrument [Line Items]
Loss on conversion of debt	$ (12,200)
Bridge Notes | Common Stock
Debt Instrument [Line Items]
Conversion of bridge notes and accrued interest into common stock (in shares) | shares			11,500,000	7,736,000
Conversion of bridge notes and accrued interest into common stock			$ 59,800	$ 1
Bridge Notes | Common Stock warrants
Debt Instrument [Line Items]
Conversion of bridge notes and accrued interest into common stock (in shares) | shares			3,900,000
Warrants issued during period, value			$ 18,400
Bridge Notes | Incentive Common Stock
Debt Instrument [Line Items]
Conversion of bridge notes and accrued interest into common stock (in shares) | shares		300,000
Conversion of bridge notes and accrued interest into common stock		$ 2,600
Bridge Notes | Incentive Warrant
Debt Instrument [Line Items]
Conversion of bridge notes and accrued interest into common stock (in shares) | shares		51,000
Conversion of bridge notes and accrued interest into common stock		$ 500
Bridge Notes | Convertible Debt
Debt Instrument [Line Items]
Debt instrument, face amount	40,000		18,100			500
Debt instrument fair value	$ 52,200		$ 24,200			$ 600